UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2007 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, Houston, TX    February 5, 2008


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total:   139639


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Arena Resources Inc          COM          040049108      4218        101124     SH            Sole               101124
ATP Oil & Gas Corp.          COM          00208J108      5446        107750     SH            Sole               107750
Bill Barrett Corp            COM          06846N104      5600        133739      SH            Sole              133739
Cabot Oil & Gas Corp         COM          127097103      5785        143309      SH            Sole              143309
Chesapeake Energy Corp       COM          165167107      9932        253364      SH            Sole              253364
Cimarex Energy Co            COM          171798101      4453        104695      SH            Sole              104695
Comstock Resources Inc       COM          205768203      6285        184841      SH            Sole              184841
Devon Energy Corp            COM          25179M103      9665        108702      SH            Sole              108702
Gastar Exploration, ltd      COM          367299104       241        192775      SH            Sole              192775
GMX Resources                COM          38011M108      3739        115840      SH            Sole              115840
Hess Corp                    COM          42809H107      2181         21621      SH            Sole               21621
Linn Energy LLC              COM          536020100       516         20631      SH            Sole               20631
Murphy Oil Corp              COM          626717102      2949         34756      SH            Sole               34756
Noble Energy Inc             COM          655044105      6960         87526      SH            Sole               87526
Parallel Petroleum Corp      COM          699157103      2239        126976      SH            Sole              126976
Petroleum Development Corp   COM          716578109     14535        245820      SH            Sole              245820
Rosetta Resources Inc        COM          777779307      5141        259241      SH            Sole              259241
Suncor Energy, Inc.          COM          867229106     10546         96996      SH            Sole               96996
Southwestern Energy Co       COM          845467109      7074        126965      SH            Sole              126965
Swift Energy                 COM          870738101      4926        111884      SH            Sole              111884
Ultra Petroleum Corp         COM          903914109     10777        150733      SH            Sole              150773
Petrobank Energy & Resources COM          71645P106     14141        239713      SH            Sole              239713
Linn Energy LLC              OPT          5360209AE       106          1410      SH            Sole                1410
Linn Energy LLC              OPT          5360209AF        99           560      SH            Sole                 560
Linn Energy LLC              OPT          5360209JE        93           291      SH            Sole                 291